CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Notes
CONVERTIBLE NOTES

NOTE 7 CONVERTIBLE NOTES

The Company issued a $1,000,000, thirteen-month (13), unsecured, convertible note on December 11, 2020, which is due January 11, 2022. The convertible note bears interest at 10%, with a 5% original issue discount ($50,000), resulting in net proceeds of $950,000. The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.

Additionally, the Company issued 3,125,000 five-year (5) warrants. The warrants had a fair value of $2,599,066, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $1,000,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $86,000 as a debt issuance cost to a placement agent for services rendered. These costs are considered to be a component of the total debt discount.

On March 25, 2021, the Company entered into one year, unsecured, convertible note in the aggregate principal amount of $4,000,000 for which the first convertible debenture for $500,000, a one year, unsecured, convertible note on March 25, 2021, which is due March 25, 2022. The convertible note bears interest at 10%. The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date. The second convertible debenture of $500,000 was issued on April 6, 2021 and the third convertible debenture of $3,000,000 was issued on April 22, 2021.

Additionally, the Company issued 8,000,000 five-year (5) warrants. The warrants had a fair value of $3,359,716, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $3,670,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $330,000 as a debt issuance cost to a placement agent for services rendered. These costs are a component of the total debt discount.

On January 21, 2022, the Company issued 3,935,417 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $2,260 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On January 31, 2022, the Company issued 4,569,059 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $42,877 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On February 16, 2022, the Company issued 3,924,443 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $1,164 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

As of September 30, 2022, the above two notes were fully converted, with the no remaining balance due.

The Company issued a $1,500,000, thirteen-month (13), unsecured, convertible note on January 18, 2022, which is due February 18, 2023. The convertible note bears interest at 10%, with a original issue discount ($10,000), resulting in net proceeds of $1,490,000. The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date.

Additionally, the Company issued 12,000,000 five-year (5) warrants with an exercise price of $0.12 per share, and 4,285,714 warrants with an exercise price of $0.14 per share during the three months ended September 30, 2022. The warrants had a fair value of $1,071,437, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.08
Exercise price	$0.12
Exercise price	$0.14
Expected term (in years)	5
Expected volatility	124.10%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.58%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

In connection with $1,500,000 in note issued, the Company issued 16,785,714 warrants, which are accounted for as debt issue costs, having a fair value of $625,003. The debt issue costs is amortized over the life of the underlying convertible note.

The Company also paid $115,000 as a debt issuance cost to a placement agent for services rendered. These costs are considered to be a component of the total debt discount.

On April 14, 2022, the Company issued 2,358,380 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $1,644 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On April 29, 2022, the Company issued 4,272,417 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $5,918 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On May 17, 2022, the Company issued 3,628,325 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $5,726 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 6, 2022, the Company issued 3,549,793 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $5,178 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 14, 2022, the Company issued 2,902,922 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $60,822 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 21, 2022, the Company issued 3,393,979 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $3,068 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 30, 2022, the Company issued 3,401,877 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $3,425 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On July 19, 2022, the Company issued 4,364,987 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $6,027 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On August 18, 2022, the Company issued 4,325,913 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $7,644 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On September 8, 2022, the Company issued 3,396,898 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $4,219 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On September 26, 2022, the Company issued 3,605,259 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $2,863 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

The Company issued a $1,500,000, thirteen-month (13), unsecured, convertible note on April 11, 2022, which is due May 11, 2023. The convertible note bears interest at 10%. The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date.

The Company also paid $115,000 as a debt issuance cost to a placement agent for services rendered. These costs are considered to be a component of the total debt discount.

The following represents a summary of the Company’s convertible debt at September 30, 2022:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2021	$503,423	$-
Proceeds – net	3,000,000	-
Debt discount and issue costs recorded	(865,000)	-
Conversion of debt into common shares	(2,650,000)
Amortization of debt discount	712,977	-
Balance – September 30, 2022	$701,400	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2021	$31,657	$-
Interest Expense September 30, 2022	236,151	-
Interest conversion into common shares	(183,740)
Balance – September 30, 2022	$84,068	$-

NOTE 7 CONVERTIBLE NOTES

The Company issued a $1,000,000, thirteen-month (13), unsecured, convertible note on December 11, 2020, which is due January 11, 2022. The convertible note bears interest at 10%, with a 5% original issue discount ($50,000), resulting in net proceeds of $950,000. The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.

Additionally, the Company issued 3,125,000 five-year (5) warrants. The warrants had a fair value of $2,599,066, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $1,000,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $86,000 as a debt issuance cost to a placement agent for services rendered. These costs are considered to be a component of the total debt discount.

On March 25, 2021, the Company entered into one year, unsecured, convertible note in the aggregate principal amount of $4,000,000 for which the first convertible debenture for $500,000, a one year, unsecured, convertible note on March 25, 2021, which is due March 25, 2022. The convertible note bears interest at 10%. The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date. The second convertible debenture of $500,000 was issued on April 6, 2021 and the third convertible debenture of $3,000,000 was issued on April 22, 2021.

Additionally, the Company issued 8,000,000 five-year (5) warrants. The warrants had a fair value of $3,359,716, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $3,670,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $330,000 as a debt issuance cost to a placement agent for services rendered. These costs are a component of the total debt discount.

During the year ended December 31, 2021, the Company issued Common Stock in exchange for convertible debenture and accrued interest. The conversions were within the terms of the agreement with no gain or loss recognized.

On April 23, 2021, the Company issued 836,574 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $1,644 of accrued interest (See Note 8(e)).

On April 26, 2021, the Company issued 2,063,391 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $3,178 of accrued interest (See Note 8(e)).

On April 30, 2021, the Company issued 2,058,686 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $3,630 of accrued interest. The shares had a fair value of $338,654 (See Note 8(e)).

On June 7, 2021, the Company issued 2,431,506 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $25,644 of accrued interest (See Note 8(e)).

On June 23, 2021, the Company issued 2,422,195 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $10,247 of accrued interest (See Note 8(e)).

On July 6, 2021, the Company issued 2,343,919 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $7,671 of accrued interest (See Note 8(e)).

On July 20, 2021, the Company issued 1,664,823 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $60,822 of accrued interest (See Note 8(e)).

On July 29, 2021, the Company issued 3,101,546 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $11,836 of accrued interest (See Note 8(e)).

On August 16, 2021, the Company issued 2,277,273 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $6,904 of accrued interest (See Note 8(e)).

On August 23, 2021, the Company issued 3,454,203 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $11,397 of accrued interest (See Note 8(e)).

On August 30, 2021, the Company issued 2,284,808 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $3,082 of accrued interest (See Note 8(e)).

On September 8, 2021, the Company issued 4,311,269 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $6,521 of accrued interest (See Note 8(e)).

On September 14, 2021, the Company issued 2,936,668 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $2,630 of accrued interest (See Note 8(e)).

On September 20, 2021, the Company issued 4,138,369 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $4,095 of accrued interest (See Note 8(e)).

On October 4, 2021, the Company issued 2,957,622 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $2,301 of accrued interest (See Note 8(e)).

On October 12, 2021, the Company issued 4,205,118 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $5,671of accrued interest (See Note 8(e)).

On October 25, 2021, the Company issued 3,043,955 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $1,205 of accrued interest (See Note 8(e)).

On November 10, 2021, the Company issued 3,528,221 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $5,342 of accrued interest (See Note 8(e)).

On November 22, 2021, the Company issued 3,561,885 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $1,603 of accrued interest (See Note 8(e)).

On December 6, 2021, the Company issued 5,175,822 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $1,027 of accrued interest (See Note 8(e)).

On December 21, 2021, the Company issued 5,874,062 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $35,479 of accrued interest (See Note 8(e)).

The following represents a summary of the Company’s convertible debt at December 31, 2021:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Proceeds – net	950,000	-
Original issue discount	50,000
Debt discount recorded	(1,000,000)	-
Amortization of debt discount	50,505	-
Balance – December 31, 2020	50,505	-
Proceeds – net	4,000,000	-
Debt discount recorded	(4,000,000)	-
Conversion of debt into common shares	(4,250,000)
Amortization of debt discount	4,702,918	-
Balance – December 31, 2021	$503,423	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Interest Expense 2020	5,479
Balance – December 31, 2020	5,479	-
Interest Expense 2021	238,110	-
Interest conversion into common shares	(211,932)
Balance – December 31, 2021	$31,657	$-